UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

September 30, 2009
unaudited

Common stocks — 95.54%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.64%
Microsoft Corp.	37,295,000	$965,568
Oracle Corp.	38,391,979	800,089
Cisco Systems, Inc.1	24,643,500	580,108
Yahoo! Inc.1	32,160,000	572,770
Google Inc., Class A1	1,135,000	562,790
Apple Inc.1	2,520,000	467,132
Corning Inc.	24,270,000	371,574
SAP AG (ADR)	6,500,000	317,655
Intuit Inc.1	10,675,000	304,237
EMC Corp.1	14,000,000	238,560
QUALCOMM Inc.	4,725,000	212,530
Fidelity National Information Services, Inc.	7,615,000	194,259
Intel Corp.	8,000,000	156,560
Xilinx, Inc.	6,300,000	147,546
Lender Processing Services, Inc.	3,807,500	145,332
Visa Inc., Class A	2,100,000	145,131
Microchip Technology Inc.	5,300,000	140,450
Paychex, Inc.	3,500,000	101,675
Hewlett-Packard Co.	2,100,000	99,141
Red Hat, Inc.1	3,500,000	96,740
Applied Materials, Inc.	6,500,000	87,100
Linear Technology Corp.	2,700,000	74,601
Comverse Technology, Inc.1	7,684,470	67,239
Kyocera Corp.	720,000	66,870
KLA-Tencor Corp.	1,674,500	60,048
ASML Holding NV	1,374,568	40,446
Tyco Electronics Ltd.	1,725,000	38,433
HTC Corp.	1,598,940	17,649
Metavante Technologies, Inc.1	496,666	17,125
Murata Manufacturing Co., Ltd.	300,000	14,249
		7,103,607

ENERGY — 13.62%
Suncor Energy Inc.	42,275,406	1,478,631
Occidental Petroleum Corp.	6,204,244	486,413
CONSOL Energy Inc.2	6,700,000	302,237
Tenaris SA (ADR)	8,450,000	300,989
FMC Technologies, Inc.1	5,000,400	261,221
TOTAL SA	4,210,000	250,249
Murphy Oil Corp.	4,343,636	250,063
ConocoPhillips	5,470,000	247,025
Baker Hughes Inc.	5,700,000	243,162
Chevron Corp.	3,117,763	219,584
Diamond Offshore Drilling, Inc.	2,150,000	205,368
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	200,165
Hess Corp.	3,000,000	160,380
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,210,000	147,339
EnCana Corp.	2,500,000	144,955
Imperial Oil Ltd.	3,608,739	137,526
Acergy SA	9,520,000	120,035
Smith International, Inc.	3,885,000	111,500
Halliburton Co.	4,060,000	110,107
OAO TMK (GDR)	5,685,000	88,800
Schlumberger Ltd.	1,200,000	71,520
Devon Energy Corp.	1,000,000	67,330
Helmerich & Payne, Inc.	1,290,000	50,994
Canadian Oil Sands Trust	1,315,000	37,816
Quicksilver Resources Inc.1	2,592,200	36,783
Exxon Mobil Corp.	500,000	34,305
Arch Coal, Inc.	1,286,600	28,472
Cameco Corp.	846,300	23,514
		5,816,483

HEALTH CARE — 11.88%
Merck & Co., Inc.	28,640,800	905,909
Roche Holding AG	3,820,000	617,735
Medtronic, Inc.	13,625,000	501,400
Eli Lilly and Co.	10,285,000	339,714
Baxter International Inc.	5,440,000	310,134
Intuitive Surgical, Inc.1	899,895	235,997
Hologic, Inc.1	12,730,000	208,008
Pfizer Inc	12,000,000	198,600
Wyeth	4,000,000	194,320
C. R. Bard, Inc.	2,450,000	192,595
Shire Ltd. (ADR)	3,500,000	183,015
Novartis AG	3,200,000	160,185
Johnson & Johnson	2,300,000	140,047
Amgen Inc.1	2,058,000	123,953
Schering-Plough Corp.	4,352,800	122,967
Abbott Laboratories	1,800,000	89,046
Novo Nordisk A/S, Class B	1,329,000	83,263
Stryker Corp.	1,800,000	81,774
Hospira, Inc.1	1,700,000	75,820
St. Jude Medical, Inc.1	1,900,000	74,119
Bayer AG	1,000,000	69,316
Aetna Inc.	2,310,000	64,287
Medco Health Solutions, Inc.1	926,000	51,217
Boston Scientific Corp.1	4,445,000	47,073
		5,070,494

FINANCIALS — 11.13%
JPMorgan Chase & Co.	19,555,000	856,900
Wells Fargo & Co.	19,513,000	549,876
U.S. Bancorp	21,952,000	479,871
Bank of America Corp.	28,000,000	473,760
ACE Ltd.	5,600,000	299,376
Berkshire Hathaway Inc., Class A1	2,945	297,445
Aon Corp.	6,400,000	260,416
SunTrust Banks, Inc.	9,250,000	208,587
Crédit Agricole SA	8,000,000	167,236
AMP Ltd.	25,000,412	143,834
Citigroup Inc.	25,000,000	121,000
Industrial and Commercial Bank of China Ltd., Class H	133,400,000	100,530
Marsh & McLennan Companies, Inc.	3,560,000	88,039
Banco Santander, SA	4,950,000	79,709
Bank of Ireland1	15,863,513	79,421
Cincinnati Financial Corp.	3,000,000	77,970
New York Community Bancorp, Inc.	6,600,000	75,372
Irish Life & Permanent PLC	9,000,000	74,044
Travelers Companies, Inc.	1,500,000	73,845
T. Rowe Price Group, Inc.	1,200,000	54,840
Allied Irish Banks, PLC1	8,200,000	38,497
American Express Co.	1,100,000	37,290
People’s United Financial, Inc.	2,000,000	31,120
CapitalSource Inc.	6,725,954	29,191
Bank of New York Mellon Corp.	1,000,000	28,990
Marshall & Ilsley Corp.	3,189,998	25,743
		4,752,902

INDUSTRIALS — 10.90%
Deere & Co.	10,600,000	454,952
Union Pacific Corp.	6,100,000	355,935
Emerson Electric Co.	8,000,000	320,640
Schneider Electric SA	3,157,277	320,115
First Solar, Inc.1	2,053,400	313,883
Boeing Co.	5,500,000	297,825
Parker Hannifin Corp.	4,500,000	233,280
Tyco International Ltd.	6,615,000	228,085
Northrop Grumman Corp.	3,966,243	205,253
United Parcel Service, Inc., Class B	3,250,000	183,527
European Aeronautic Defence and Space Co. EADS NV	8,000,000	179,708
Waste Management, Inc.	5,600,000	166,992
Precision Castparts Corp.	1,200,000	122,244
Joy Global Inc.	2,238,638	109,559
General Electric Co.	6,650,000	109,193
United Technologies Corp.	1,750,000	106,628
Lockheed Martin Corp.	1,248,200	97,459
Fastenal Co.	2,500,500	96,769
KBR, Inc.	3,950,000	91,996
Honeywell International Inc.	2,300,000	85,445
Grafton Group PLC, units3	14,962,000	84,983
Raytheon Co.	1,732,732	83,119
Republic Services, Inc.	3,051,600	81,081
General Dynamics Corp.	1,145,800	74,019
MTU Aero Engines Holding AG	1,475,220	69,884
Corporate Executive Board Co.3	2,304,200	57,375
Vallourec SA	324,232	54,964
Vestas Wind Systems A/S1	595,000	43,042
Iron Mountain Inc.1	1,000,000	26,660
		4,654,615

MATERIALS — 8.74%
Syngenta AG	2,025,400	465,580
Rio Tinto PLC	10,662,500	454,933
BHP Billiton Ltd.	7,535,000	250,862
Potash Corp. of Saskatchewan Inc.	2,684,100	242,482
Dow Chemical Co.	9,076,600	236,627
CRH PLC	8,149,642	225,542
E.I. du Pont de Nemours and Co.	6,000,000	192,840
Xstrata PLC1	13,000,000	191,748
Monsanto Co.	2,100,000	162,540
Vale SA, ordinary nominative (ADR)	7,000,000	161,910
Praxair, Inc.	1,725,000	140,915
Weyerhaeuser Co.	3,583,000	131,317
PPG Industries, Inc.	2,166,649	126,121
Newmont Mining Corp.	2,500,000	110,050
Sigma-Aldrich Corp.	1,925,000	103,911
Ecolab Inc.	2,100,000	97,083
MeadWestvaco Corp.	3,750,000	83,663
Alcoa Inc.	6,000,000	78,720
Cliffs Natural Resources Inc.	2,000,000	64,720
Grupo México, SAB de CV, Series B1	30,000,000	55,533
Mosaic Co.	1,000,000	48,070
Norsk Hydro ASA1	6,500,000	43,305
Vulcan Materials Co.	637,233	34,455
Buzzi Unicem SpA, nonconvertible shares	2,640,000	28,386
		3,731,313

CONSUMER DISCRETIONARY — 7.75%
McDonald’s Corp.	11,556,400	659,524
Home Depot, Inc.	12,600,000	335,664
Starbucks Corp.1	14,000,000	289,100
Time Warner Inc.	8,500,000	244,630
Comcast Corp., Class A	13,330,000	225,144
Walt Disney Co.	7,000,000	192,220
Johnson Controls, Inc.	7,500,000	191,700
Strayer Education, Inc.3	725,000	157,818
Industria de Diseño Textil, SA	2,500,000	143,499
Virgin Media Inc.1	9,000,000	125,280
Macy’s, Inc.	6,500,000	118,885
Lowe’s Companies, Inc.	5,630,000	117,892
Marriott International, Inc., Class A	3,341,152	92,182
Bed Bath & Beyond Inc.1	2,000,000	75,080
Nikon Corp.	3,977,000	72,809
Shaw Communications Inc., Class B, nonvoting	4,000,000	72,040
Penn National Gaming, Inc.1	1,763,000	48,764
News Corp., Class A	3,650,000	43,763
Toyota Motor Corp.	1,000,000	39,804
Chipotle Mexican Grill, Inc., Class A1	202,832	19,685
Chipotle Mexican Grill, Inc., Class B1	177,000	14,730
Weight Watchers International, Inc.	1,070,000	29,361
		3,309,574

CONSUMER STAPLES — 5.56%
Coca-Cola Co.	11,460,000	615,402
Philip Morris International Inc.	9,224,800	449,617
Altria Group, Inc.	14,175,100	252,458
Avon Products, Inc.	6,880,000	233,645
PepsiCo, Inc.	2,661,500	156,124
Procter & Gamble Co.	2,555,000	147,986
Wal-Mart Stores, Inc.	2,900,000	142,361
Unilever NV, depository receipts	3,500,000	100,910
British American Tobacco PLC	3,150,000	98,867
CVS/Caremark Corp.	2,500,000	89,350
Kraft Foods Inc., Class A	1,900,000	49,913
C&C Group PLC	8,773,609	37,118
		2,373,751

UTILITIES — 4.39%
Exelon Corp.	5,860,900	290,818
GDF Suez	6,029,861	267,859
Questar Corp.	5,000,000	187,800
Edison International	5,250,000	176,295
E.ON AG	4,000,000	169,695
American Water Works Co., Inc.	7,785,000	155,233
PPL Corp.	4,500,000	136,530
Electricité de France SA	1,734,000	102,907
Duke Energy Corp.	6,500,000	102,310
PG&E Corp.	2,000,000	80,980
FPL Group, Inc.	1,050,000	57,991
SUEZ Environnement Co.	2,500,000	57,129
NV Energy, Inc.	4,000,000	46,360
Xcel Energy Inc.	1,500,000	28,860
Entergy Corp.	150,000	11,979
		1,872,746

TELECOMMUNICATION SERVICES — 2.99%
Verizon Communications Inc.	14,800,000	447,996
AT&T Inc.	10,350,000	279,553
Telefónica, SA	9,500,000	262,217
SOFTBANK CORP.	4,700,000	103,391
Vodafone Group PLC	44,500,000	99,754
China Telecom Corp. Ltd., Class H	179,390,000	84,724
		1,277,635

MISCELLANEOUS — 1.94%
Other common stocks in initial period of acquisition		826,456

Total common stocks (cost: $37,326,702,000)		40,789,576

Convertible securities — 0.02%

UTILITIES — 0.02%
Great Plains Energy Inc. 12.00% convertible preferred	175,000	11,095

Total convertible securities (cost: $8,750,000)		11,095

	Principal amount	Value
Bonds & notes — 0.23%	(000)	(000)

INDUSTRIALS — 0.13%
Burlington Northern Santa Fe Corp. 7.00% 2014	$48,570	$55,593

MORTGAGE-BACKED OBLIGATIONS4 — 0.05%
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	16,065	8,361
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	11,079	6,939
ChaseFlex Trust, Series 2007-2, Class A-1, 0.526% 20375	10,800	6,580
		21,880

CONSUMER DISCRETIONARY — 0.05%
MGM MIRAGE 10.375% 20146	7,125	7,641
MGM MIRAGE 11.125% 20176	10,375	11,387
		19,028

Total bonds & notes (cost: $87,781,000)		96,501

Short-term securities — 4.08%

Freddie Mac 0.195%–1.00% due 11/9/2009–5/17/2010	412,500	412,341
U.S. Treasury Bills 0.168%–0.67% due 10/1/2009–2/4/2010	384,880	384,795
Federal Home Loan Bank 0.14%–0.55% due 10/6–12/16/2009	353,855	353,817
Fannie Mae 0.155%–0.24% due 10/26–12/2/2009	101,200	101,188
Procter & Gamble International Funding S.C.A. 0.17%–0.22% due 11/3/2009–2/11/20106	98,700	98,635
Straight-A Funding LLC 0.23%–0.26% due 11/13–12/15/20096	60,282	60,258
Coca-Cola Co. 0.21%–0.25% due 12/8/2009–1/6/20106	58,400	58,358
Pfizer Inc 0.35% due 12/8/20096	50,000	49,977
Federal Farm Credit Banks 0.37% due 5/10/2010	50,000	49,976
General Electric Capital Corp. 0.20% due 10/14/2009	49,000	48,996
Private Export Funding Corp. 0.25% due 10/13/20096	30,000	30,000
Ranger Funding Co. LLC 0.20% due 12/10/20096	27,000	26,983
Jupiter Securitization Co., LLC 0.25% due 10/6/20096	25,000	24,999
Variable Funding Capital Company LLC 0.22% due 10/26/20096	25,000	24,996
Abbott Laboratories 0.15%–0.20% due 10/30–11/9/20096	16,910	16,907

Total short-term securities (cost: $1,741,679,000)		1,742,226

Total investment securities (cost: $39,164,912,000)		42,639,398
Other assets less liabilities		53,870

Net assets		$42,693,268

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $61,372,000) may be subject to legal or contractual restrictions on resale.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $410,141,000, which represented .96% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 9/30/09 (000)

Strayer Education, Inc.	—	725,000	—	725,000	$825	$157,818
Grafton Group PLC, units	14,650,000	312,000	—	14,962,000	1,492	84,983
Corporate Executive Board Co.	2,304,200	—	—	2,304,200	1,475	57,375
FMC Technologies, Inc.*†	6,200,000	322,400	1,522,000	5,000,400	—	—
					$3,792	$300,176

*This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2008; it was not publicly disclosed.
†Unaffiliated issuer at 9/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$7,103,607	$—	$—	$7,103,607
Energy	5,816,483	—	—	5,816,483
Health care	5,070,494	—	—	5,070,494
Financials	4,752,902	—	—	4,752,902
Industrials	4,654,615	—	—	4,654,615
Materials	3,731,313	—	—	3,731,313
Consumer discretionary	3,309,574	—	—	3,309,574
Consumer staples	2,373,751	—	—	2,373,751
Utilities	1,872,746	—	—	1,872,746
Telecommunication services	1,277,635	—	—	1,277,635
Miscellaneous	826,456	—	—	826,456
Convertible securities	11,095	—	—	11,095
Bonds & notes	—	96,501	—	96,501
Short-term securities	—	1,742,226	—	1,742,226
Total	$40,800,671	$1,838,727	$—	$42,639,398

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,125,387
Gross unrealized depreciation on investment securities	(3,651,210)
Net unrealized appreciation on investment securities	3,474,177
Cost of investment securities for federal income tax purposes	39,165,221

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-0809O-S21440

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 27, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2009